Loans and financing - Summary of Maturity of Loans and Financing (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 2,759.3	$ 2,894.7
2025 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	27.5
2026 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	47.2
2027 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	1,035.7
2028 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	861.0
After 2028 [member]
Disclosure Of Maturity Analysis Of Loans And Financing [Line Items]
Loans and financing	$ 787.9